SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Statement of compliance

These consolidated financial statements of the Company were prepared by management in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) in effect as at December 31, 2021.

These consolidated financial statements were authorized for issue by the Board of Directors on March 23, 2022.

Basis of measurement

These Consolidated Financial Statements have been prepared under the historical cost convention, except for the revaluation of certain financial liabilities to fair value. Items included in the financial statements of each consolidated entity in the Company are measured using the currency of the primary economic environment in which the entity operates (the functional currency). These Consolidated Financial Statements are presented in US dollars, which is the Company’s functional currency.

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in these consolidated financial statements.

Estimates, assumptions, and judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities and the disclosure of contingent assets and liabilities at the reporting date. Uncertainty about these assumptions and estimates could result in adjustments to the carrying amount of an asset or liability or the reported amount of revenue and expense in future periods. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Key areas of judgment and estimation are as follows:

Leases

The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use (“ROU”) asset. The IBR, therefore, requires estimation when no observable rates are available. The Company estimates the IBR using observable inputs such as market interest rates and is required to make certain entity-specific estimates such as the stand-alone credit rating.

F - 6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

Stock-based payments and warrants

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based compensation and warrant reserves, which require the use of several input variables. Measurement date estimates include share price, expected volatility (based on weighted average historical volatility adjusted for changes expected due to publicly available information of a comparable peer group), weighted average expected life of the instruments, expected dividends and the risk-free interest rate (based on government bonds). The inputs to the model are subject to estimate and changes in these inputs can materially impact the estimated fair value of stock-based payments and warrants.

Asset impairments for non-financial assets and impairment reversals

The Company’s estimate of the recoverable amount for the purpose of impairment testing requires management to make assumptions regarding estimates of the present value of future cash flows including growth opportunities, economic risk, and the discount rate.

Income taxes and deferred taxes

The Company is subject to income taxes in Canada and other foreign jurisdictions. The calculation of income taxes in many cases, however, requires significant judgment in interpreting tax rules and regulations. The Company's tax filings are subject to audits which could materially change the amount of current and deferred income taxes and liabilities.

Foreign Currency Transactions

Monetary assets and liabilities denominated in foreign currencies are translated into the applicable functional currency of the entity at exchange rates prevailing at the consolidated statement of financial position date. Revenue and expenses are translated at the average rate for the period. The gains and losses from foreign currency denominated transactions are included in foreign exchange gain/loss in the consolidated statement of loss and comprehensive loss.

Cash

Cash consist of cash in banks and highly liquid investments with original terms to maturity at the date of acquisition of less than three months.

Property and Equipment

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Costs include the purchase price and the directly attributable costs required to bring the asset to the condition necessary for the asset to be capable of operating in the manner intended by management. When components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment and depreciated accordingly. The cost of replacing or repairing a component of an item is recognized in the carrying amount of the item if it is probable that future economic benefits will occur and the cost can be measured reliably. The costs of routine maintenance are recognized in profit or loss as incurred. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and fixtures	3 years
Machinery and equipment	3 years

The Company reviews the residual value, useful lives and depreciation methods used on an annual basis and, where revisions are required, the Company applies such changes in estimates on a prospective basis.

Patent Rights

Patent rights are carried at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of the patents, as prescribed by the grant body, which range up to 20 years. The Company continually evaluates the remaining estimated useful life of its patent rights to determine whether events and circumstances warrant a revision to the remaining period of amortization and are accounted for prospectively from the date of the change.

F - 7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

Deferred Income Taxes

Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the differences between the tax basis and carrying amounts of assets and liabilities, for operating losses and for tax credit carry-forwards. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which temporary differences can be utilized. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates and laws.

Impairment testing of non-financial assets

Non-financial assets, other than Goodwill, are assessed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. When testing for impairment, assets are group at the lowest levels for which there are largely independent cash inflows (cash-generating units). Some assets are tested individually for impairment and some are tested at a cash-generating unit level. An impairment loss is recognized for the amount by which an asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs of disposal and value in use.

Research and Development

Research and development (“R&D”) expenses consist primarily of engineering, product development, clinical studies to develop and support the Enos System, regulatory expenses and other costs associated with products and technologies that are in development. These expenses include compensation, share-based compensation, supplies, consulting, prototyping, testing, materials. Additionally, R&D expenses include cost associated with our clinical studies, including clinical trial design, compliance and quality assurance functions. Development costs that meet specific criteria related to technical, market and financial feasibility will be capitalized. To date, all development costs have been expensed.

General and Administrative Expenses

General and administrative (“G&A”) expenses consist primarily of compensation for personnel, including share-based compensation related to executives, finance and accounting, information technology and human resource functions. Other G&A expenses including public company costs, professional services, insurance costs and general corporate expenses.

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a ROU asset and a lease liability at the lease commencement date, which is the date the leased asset is available for use. The Company has elected not to separate lease and non- lease components and instead treats them all as lease payments and a single lease component.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The incremental borrowing rate is the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the ROU asset in a similar economic environment with similar terms, security and conditions. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. The lease liability is measured at amortized cost using the effective interest method. The lease liability is remeasured when there is a change in future lease payments arising from a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset unless it has been reduced to zero. Any further reduction in the lease liability is then recognized in profit or loss.

The ROU asset is initially measured based on the initial lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The ROU assets are depreciated over the shorter of the lease term and the useful life of the underlying asset using the straight-line method as this most closely reflects the expected pattern of the consumption of the future economic benefits. In addition, the ROU asset can be periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

The lease payments associated with short-term and low-value leases are recognized as an expense on a straight-line basis over the lease term as the Company has elected the relevant practical expedients.

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker ("CODM"). The CODM is the person or persons who are responsible for allocating resources and assessing performance of the operating segments. The CODM has been identified as the President and Chief Executive Officer.

F - 8

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

Warrant Liability

Certain of the Company’s warrants have exercise prices that are not fixed and as such in accordance with IAS 32, they must be recorded as a derivative financial liability. This applies both in the case where the Company’s warrants are denominated in a currency (Canadian dollars) other than the Company’s functional currency (U.S. dollars), and when a warrant is issued with a cashless exercise option or a ratchet down feature. In each case, these warrants are initially measured at fair value and subsequent changes in fair value are recorded through Net and Comprehensive Loss for the year. A proportional amount of costs associated with the issue of shares and warrants is allocated to the warrants and recorded through Net and Comprehensive Loss for the year. At each balance sheet date, the Company reviews the classification of each Warrant Liability to determine whether the appropriate classification remains with Liabilities or requires reclassification to Equity.

At each balance sheet date, the Warrant Liability of listed warrants is adjusted to fair value measured at the market price of the listed warrants and the Warrant Liability of unlisted warrants is adjusted to fair value using the Black-Scholes model.

Financial Instruments

Recognition and initial measurement

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument. With the exception of accounts receivable that do not have a significant financing component, all financial assets and liabilities are initially recognized at fair value plus or minus directly attributable transaction costs as appropriate, except for financial assets at fair value through profit and loss ("FVTPL"), for which transaction costs are expensed. Accounts receivable that do not have a significant financing component are initially measured at the transaction price determined in accordance with IFRS 15. Accounts receivable are recognized on the date that they originate and all other financial instruments are recognized when the Company becomes party to the contractual provisions of the instrument.

Financial assets

The classification of financial assets depends on the business model for managing the financial assets and the associated contractual cash flows. A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows, and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company’s financial assets consist of cash and accounts receivable: all are classified as amortized cost.

Financial liabilities

The Company determines the classification of its financial liabilities at initial recognition. The Company’s financial liabilities consist of accounts payable and accrued liabilities. Accounts payable and accrued liabilities are classified as amortized cost.

Subsequent measurement

Subsequent to initial recognition, financial assets and liabilities classified as amortized cost are measured using the effective interest method, less, in the case of financial assets, any impairment. Interest income and expense, foreign exchange gains and losses, impairment and any gain or loss on de-recognition are recognized in profit and loss.

De-recognition

The Company de-recognizes a financial asset when the rights to receive cash flows from the financial asset have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

The Company de-recognizes a financial liability when the contractual obligations are discharged, canceled or expire.

Fair Value Measurement of Financial Instruments

The Company uses various valuation techniques and assumptions when measuring fair value of its financial assets and financial liabilities. The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique.

F - 9

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

The Company’s fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are:

Level 1 – Inputs are based on quoted prices (unadjusted) in active markets that are accessible at the reporting date for identical assets or liabilities;

Level 2 – Inputs are based on quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e., prices) or indirectly (i.e., derived from prices); and

Level 3 – Inputs are based on prices or valuation techniques that are both unobservable and significant to the overall fair value measurement.

Derivative financial instruments

The fair value of embedded derivatives is measured using a market approach, based on the difference between the quoted forward exchange rate as of the contract date and quoted forward exchange rate as of the reporting date. The fair value of forward exchange contracts is determined using the quoted forward exchange rates at the reporting date.

Revenue Recognition

The Company currently recognizes revenue when it has persuasive evidence of a contract, performance obligations have been identified and satisfied, payment terms have been identified, and it is probable that the Company will collect the consideration it is entitled to.

On June 3, 2020, the Company entered into a license agreement (the “License Agreement”) with Medtronic, whereby the Company is providing exclusive access to certain IP rights relating to robotic assisted surgical technologies (see Note 4). The Company is accounting for the license fee at the point in time when the rights were transferred. Revenue from the License Agreement for intellectual property rights and know-how (“Royalty Payment”) is recognized when rights are granted, and customer acceptance is established. Compensation received for the performance of technology transfer services relating to the License Agreement is accounted for separately from the Royalty Payment and will be recognized at the time the service is performed.

On June 3, 2020, the Company also entered into a development and license agreement with Medtronic (the “Development Agreement”) that provides for the development of robotic assisted surgical technologies for use by both Titan and Medtronic in their respective businesses. The Company’s entitlement to receive up to $31 million pursuant to the Development Agreement is conditional upon the completion of certain technology development milestones set forth in the Development Agreement. Due to the uncertainty of milestone achievements and entitlement of payments, the Company recognizes revenue only upon acceptance by the customer of work performed and the milestone achieved. Revenue from the Development Agreement and the allocation of ownership and license rights developed under each milestone is recognized when the rights are granted, and customer acceptance is established.

Earnings (Loss) per Share

Basic earnings (loss) per share are calculated using the weighted-average number of common shares outstanding during the year. Diluted earnings (loss) per share considers the dilutive impact of the exercise of outstanding stock options and warrants, as if the events had occurred at the beginning of the period or at a time of issuance, if later. Diluted loss per share has not been presented in the accompanying consolidated financial statements, as the effect would be anti-dilutive.